Expense Example - Federated Hermes Core Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	660	1,099	1,562	2,841	193	597	1,026	2,222	188	582	1,001	2,169